Share Capital	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Share capital
14	Share capital
On July 26, 2018, the Company completed its IPO on the NASDAQ. The Company offered 9,060,000 ADSs representing 6,040,000 Class A common shares. Upon completion of the IPO, all outstanding 27,867,937 Preferred Shares were converted on a one-for-one
basis into 27,867,937 Class A common shares, all 42,666,670 outstanding common shares were converted on a one-for-one
basis into 25,666,481 Class A common shares and 17,000,189 Class B common shares, respectively. Holders of Class A common shares and Class B common shares will have the same rights except for voting and conversion rights. In respect of all matters subject to a shareholder vote, each Class A common share is entitled to one vote, and each Class B common share is entitled to ten votes, voting together as one class. Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances. Upon any transfer of Class B common shares by a holder thereof to any person or entity that is not an affiliate of such holder, such Class B common shares shall be automatically and immediately converted into the same number of Class A common shares. Additionally, on August 30, 2018, the underwriters exercised their over-allotment option and issued more 19,708 Class A common shares.
On April 11, 2018, the Company redeemed the 1,738,720 Series C preferred shares held by T.C.L. Industries Holdings (H.K.) Ltd. for an aggregate price of US$9,049,000.
On November 20, 2018, the Board of Directors of the Company authorized the Repurchase Plan, pursuant to which the Company was authorized to repurchase its own issued and outstanding American depositary shares (“ADSs”) up to an aggregate value of US$10 million from the open market.
As of December 31, 2019, the Company had repurchased under the Repurchase Plan an aggregate of 920,606 ADSs, representing 613,737 Class A common shares. As of December 31, 2019, the Company has no plan for cancellation of these repurchased shares. These shares were recorded at their purchase cost on the consolidated balance sheets. As at December 31, 2019, there were 60,106,037 and 17,000,189 Class A and Class B ordinary shares outstanding respectively.
During the year ended
 December 31, 2020, no ADS were repurchased
by the Company. As of December 31,
2020, total share repurchased under the Repurchase Plan was
 an
aggregate of 920,606 ADSs, representing 613,737 Class A common shares.
As at December 31, 2020, there were 61,392,170 and 17,000,189 Class A and Class B ordinary shares outstanding respectively.
Basic and diluted loss per share is calculated as follows:

	For the year ended December 31, 2018		For the year ended December 31, 2019		For the year ended December 31, 2020
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to Class A and Class B common shareholders	(46,606)	(19,591)	(85,502)	(24,339)	(175,650)	(26,920)	(49,425)	(7,575)
Deduct: Accretion of redeemable convertible preferred shares	(16,963)	(7,131)	—	—	—	—	—	—

Net loss attributable to common shareholders	(63,569)	(26,722)	(85,502)	(24,339)	(175,650)	(26,920)	(49,425)	(7,575)

Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share	40,441,999	17,000,189	59,721,341	17,000,189	60,415,978	60,415,978	17,000,189	17,000,189

Basic and diluted loss per share	(1.57)	(1.57)	(1.43)	(1.43)	(2.91)	(0.45)	(2.91)	(0.45)
For the years ended December 31, 2018, 2019 and 2020, the two-class method is applicable because the Company has Class A and Class B ordinary shares outstanding, and both classes have contractual rights with regards to dividends and distributions upon liquidation of the Company. The effect of all outstanding preferred shares, share options, restricted share units and convertible notes were excluded from the computation of diluted loss per share for the years ended December 31, 2018, 2019 and 2020 as their effects would be anti-dilutive.